Segment information (Tables)	12 Months Ended
Dec. 31, 2019
Segment information
Schedule of revenue from contract with customer and other income by nature

	2019	2018	2017
Fees from sale of license rights	—	4,876,000	—
Collaborative research funding	2,762,830	1,167,855	—
Grants earned	49,405	609,212	464,916
Other service income	21,430	49,606	34,978
Total	2,833,665	6,702,673	499,894

Schedule of revenue from contract with customer and other income by major counterparties

	2019	2018	2017
Indivior PLC	2,762,830	6,043,855	—
The Michael J. Fox Foundation	—	609,212	464,916
Eurostars (Innosuisse)	49,405	—	—
Other counterparties	21,430	49,606	34,978
Total	2,833,665	6,702,673	499,894

Schedule of geographical areas

The geographical allocation of long‑lived assets is detailed as follows:

	December 31,	December 31,
	2019	2018
Switzerland	498,066	62,866
United States of America	141,420	—
France	391	406
Total	639,877	63,272

The geographical analysis of operating costs is as follows:

	2019	2018	2017
Switzerland	17,409,808	8,119,953	3,719,191
United States of America	21,214	—	—
France	6,800	7,345	15,759
Total operating costs (note 18)	17,437,822	8,127,298	3,734,950